SUPPLEMENT DATED JANUARY 13, 2022
to the following variable annuity prospectuses dated May 1, 2021

Issued by Talcott Resolution Life Insurance Company Separate Account Seven:

Personal Retirement Manager B Share Series III	Personal Retirement Manager C Share Series IV	Personal Retirement Manager L Share Series III
Huntington’s Personal Retirement Manager Series III	Leaders Series II/IIR/III	Wells Fargo Leaders Series I/IR/II
Leaders / Chase Series I-II	Classic Leaders	Leaders Select Series I
Huntington Leaders Series I	Leaders Outlook Series II/IIR/III	Huntington Leaders Outlook Series II/IIR/III
Classic Leaders Outlook Series II/IIR/III	Leaders Select Outlook	Select Leaders Outlook Series III
Select Leaders Series V

Issued by Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:

Personal Retirement Manager B Share Series III	Personal Retirement Manager C Share Series IV	Personal Retirement Manager L Share Series III
Personal Retirement Manager I Share Series III	Leaders Core Series IV	Leaders Access Series IV
Leaders Plus Series IV	Leaders Outlook Series IV	Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II	Select Leaders Series V	Leaders Edge Series II/IIR/III
Leaders Plus Series II/IIR/III	Leaders Outlook Series II/IIR/III	Wells Fargo Leaders Outlook Series I/IR/II
Select Leaders Outlook Series III	Leaders Series I/IR	Leaders Solution Series I/IR
Leaders Outlook Series I/IR	Leaders Elite Outlook Series I/IR	Leaders Solution Outlook Series I/IR

This supplement updates certain information in the prospectus and should be attached to the prospectus and retained for future reference.

At a board meeting held November 29 - December 1, 2021, the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) approved a change to the name and corresponding investment policy of Invesco V.I. International Growth Fund. The Fund is an investment option under your contract.
Effective on or about April 29, 2022, the Fund will be renamed Invesco V.I. EQV International Equity Fund.

HV-7890